Borrowings (Details 4) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total fixed rate	$ 1,074,536	$ 558,692
Total floating rate	109,757	56,266
Less Than One Year [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total fixed rate	420,539	91,767
Less Than One Year [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total floating rate	59,201	56,266
From One To Two Years [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total fixed rate		129,177
From One To Two Years [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Total floating rate	50,556
From Two To Five Years [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Total fixed rate	$ 653,997	$ 337,748